S000003866 [Member] Performance Management - BlackRock Global Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the FTSE World Index and the Reference Benchmark, which is comprised of the returns of the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%), and the FTSE Non-U.S. Dollar World Government Bond Index (16%). The Reference Benchmark is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the FTSE World Index and the Reference Benchmark, which is comprised of the returns of the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%), and the FTSE Non-U.S. Dollar World Government Bond Index (16%). The Reference Benchmark is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS BlackRock Global Allocation Portfolio As of 12/31
Bar Chart Closing [Text Block]
During the ten‑year period shown in the bar chart, the highest return for a quarter was 14.66% (quarter ended June 30, 2020) and the lowest return for a quarter was -12.35% (quarter ended March 31, 2020).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
BlackRock Global Allocation Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	14.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(12.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020